UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                               ------------------

Check here if Amendment [x]; Amendment Number: 1

This Amendment (Check only one.):         [x] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number: 28-05491


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John A. Staley, IV
            --------------------------------
Title:      President
            --------------------------------
Phone:      412 394-1292
            --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV           Pittsburgh, PA         May 14, 2010
------------------------------------------------------------------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                           FORM 13F INFORMATION TABLE

Report Summary:

Number of Other Included Managers:                          0
                                                    ------------------

Form 13F Information Table Entry Total:                    72
                                                    ------------------

Form 13F Information Table Value Total:              $ 332,855
                                                    ------------------
                                                       (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.           Form 13F File Number        Name
              28-
                 -------------            ---------------------------------

[Repeat as necessary.]



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101    15420   184515 SH       Sole                   184515
ALLSTATE CORP.                 COM              020021010      226     7000 SH       Sole                     7000
ALTRIA GROUP INC.              COM              02209S103     3400   165673 SH       Sole                   165673
APPLE INC                      COM              037833100     1578     6716 SH       Sole                     6716
ASCENT MEDIA CORP              COM              043632108     2725   100000 SH       Sole                   100000
AT&T CORP.                     COM              001957109      310    11987 SH       Sole                    11987
BANK OF AMERICA                COM              060505104      366    20529 SH       Sole                    20529
BERKSHIRE HATHAWAY CL A        COM              084670108      731        6 SH       Sole                        6
BERKSHIRE HATHAWAY CL B        COM              084670702     7469    91900 SH       Sole                    91900
BP PLC - SPONS ADR             COM              056622104      386     6766 SH       Sole                     6766
BRISTOL-MYERS                  COM              110122108      430    16100 SH       Sole                    16100
BROCADE COMM.                  COM              111621306     5539   970000 SH       Sole                   970000
CHEVRON CORP                   COM              166764100     4581    60415 SH       Sole                    60415
CNO FINANCIAL GROUP            COM              12621e103    20554  3304550 SH       Sole                  3304550
COCA COLA CO                   COM              191216100     4362    79317 SH       Sole                    79317
CONOCOPHILLIPS                 COM              20825C104     1049    20495 SH       Sole                    20495
DISCOVER COMM  C               COM              25470F302    16183   550250 SH       Sole                   550250
DU PONT                        COM              163534109      432    11600 SH       Sole                    11600
EMC CORP./MASS                 COM              268648102      361    20000 SH       Sole                    20000
EXXON MOBIL                    COM              30231G102      749    11177 SH       Sole                    11177
FEDERATED INVESTORS            COM              314211103      961    36447 SH       Sole                    36447
FORTUNE BRANDS                 COM              349631101    34827   717924 SH       Sole                   717924
GOOGLE INC                     COM              38259P508     1223     2157 SH       Sole                     2157
GREAT LAKES DREDGE & DOCK      COM              390607109     6350  1209600 SH       Sole                  1209600
HARMAN INTL.                   COM              413086109     9356   200000 SH       Sole                   200000
HOME DEPOT INC.                COM              437076102      222     6850 SH       Sole                     6850
IDT CORPORATION                COM              448947309     2915   449833 SH       Sole                   449833
INTEL CORP                     COM              458140100     1098    49280 SH       Sole                    49280
J.P. MORGAN CHASE              COM              46625H100     6525   145801 SH       Sole                   145801
JOHNSON & JOHNSON              COM              478160104      295     4517 SH       Sole                     4517
LIBERTY MEDIA-INTERACTIVE      COM              53071M104     5738   375000 SH       Sole                   375000
MARSHALL&ILSLEY                COM              571837103     2816   349826 SH       Sole                   349826
MERITOR SAVINGS BANK           COM              590007100     2542  1059001 SH       Sole                  1059001
MICROSOFT CORP                 COM              594918104     6018   205470 SH       Sole                   205470
NORWOOD RES.                   COM              669958100        1    10000 SH       Sole                    10000
PACIFIC RIM MINING             COM              694915208       16    83000 SH       Sole                    83000
PAR PHARM.                     COM              69888P106      744    30000 SH       Sole                    30000
PAYCHEX INC.                   COM              704326107     1435    46700 SH       Sole                    46700
PFIZER INC                     COM              717081103     8915   519843 SH       Sole                   519843
PHILIP MORRIS INTl.            COM              718172109     9463   181426 SH       Sole                   181426
PINNACLE WEST                  COM              723484101     1666    44150 SH       Sole                    44150
PNC BANK CORP.                 COM              693475105      416     6968 SH       Sole                     6968
POLYMER GROUP INC              COM              731745204     1505    92916 SH       Sole                    92916
PRIMEDIA INC                   COM              74157K846     3922  1140000 SH       Sole                  1140000
PROCTER & GAMBLE               COM              742718109      220     3483 SH       Sole                     3483
ROYAL DUTCH SHELL              COM              780259206     1030    17800 SH       Sole                    17800
TRANS ENERGY INC               COM              89323B306       55    11400 SH       Sole                    11400
TRANSOCEAN LTD                 COM              040674667     3560    41217 SH       Sole                    41217
TYCO INTL.                     COM              G9143X208    20078   524919 SH       Sole                   524919
UNICA CORP                     COM              904583101     5215   586663 SH       Sole                   586663
UNITED BANKSHARES              COM              909907107      288    11000 SH       Sole                    11000
USG Corp                       COM              903293405     3103   180800 SH       Sole                   180800
VERIZON COMM.                  COM              92343V104     5584   180012 SH       Sole                   180012
ZIMMER HOLDINGS                COM              98956P102    11398   192535 SH       Sole                   192535
ISHARES OIL EQUIP. AND SERVICE MUTUAL           464288844     9222 209745.00 SH      Sole                209745.00
MARKET VECTORS GOLD MINERS     MUTUAL           57060U100     1259 28350.00 SH       Sole                 28350.00
SPDR-HEALTHCARE                MUTUAL           81369Y209     4195 130550.00 SH      Sole                130550.00
SPDR-UTILITIES                 MUTUAL           81369Y886      356 12015.00 SH       Sole                 12015.00
iSHARES BIOTECH                MUTUAL           464287556      366  4024.00 SH       Sole                  4024.00
iSHARES DIVIDEND               MUTUAL           464287168      341  7420.00 SH       Sole                  7420.00
iSHARES PREFERRED STOCK INDEX  MUTUAL           464288687      271  7000.00 SH       Sole                  7000.00
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    39134 753300.00 SH      Sole                753300.00
ISHARES EAFE GROWTH INDEX      COM              464288885      748 13200.00 SH       Sole                 13200.00
ISHARES COMEX GOLD TRUST       COM              464285105      526  4822.00 SH       Sole                  4822.00
SPDR GOLD TRUST                COM              78463v107     7336 67330.00 SH       Sole                 67330.00
SPDR SHORT-TERM CORPORATE BOND BOND             78464A474      773 25700.00 SH       Sole                 25700.00
iSHARES AGGREG. INDEX          BOND             464287226     7296 70020.00 SH       Sole                 70020.00
iSHARES BARCLAYS 1-3 YR CREDIT BOND             464288646     2215 21175.00 SH       Sole                 21175.00
iSHARES INVEST. GRADE CORP.    BOND             464287242     6735 63679.00 SH       Sole                 63679.00
BLACKROCK MUNIYIELD INV FUND   TAX-FREE         09254R104      448    34000 SH       Sole                    34000
NUVEEN PA.PREM. INCOME         TAX-FREE         67061F101      901    71227 SH       Sole                    71227
SPDR SHORT TERM MUNI           TAX-FREE         78464A425     4380   182800 SH       Sole                   182800